Expenses - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Expenses [Line Items]
Share-based compensation recovery	$ (3,950)	$ (6,289)
Revenue	3,283,514	4,482,702
Atlas Methanol Company Unlimited
Expenses [Line Items]
Revenue	$ 359,425	$ 512,214